REBECCA MALANGA
Senior Director and Counsel
(980) 308-8664
Rebecca.Malanga@equitable.com

July 19, 2023

VIA EDGAR
Securities and Exchange Commission 100 F Street, N.E.
Washington, D.C. 20549

Re: Equitable Financial Life Insurance Company

       Post-Effective Amendment No. 1

       Form S-3 Registration Statement

       Registration Statement No. 333-262804

       CIK 0000727920

Commissioners:

On behalf of Equitable Financial Life Insurance Company (“Equitable Financial”), we are filing herewith, electronically via EDGAR, Equitable Financial’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”) with respect to interests in the Structured Investment Option (SIO) under the Investment Edge® 21.0 contracts to be offered by Equitable Financial.

Purpose of the Filing

The purpose of this filing is to add new Segment Options, as well as, to add new Segment Buffers and Segment Durations to existing Segment Options of the Investment Edge® 21.0 contracts.

We would like to clear comments and be effective by October 16, 2023. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before September 15, 2023, or as soon as practicable thereafter.

Please contact the undersigned at (980) 308-8664 if you have any questions or comments.

Very truly yours,

/s/ Rebecca Malanga

Rebecca Malanga

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104